SHAREHOLDERS' EQUITY (Schedule of Unvested Restricted Share Units) (Details) - Restricted Stock Units (RSUs) [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Number of RSUs
Unvested - beginning of year | shares	387,218
Granted | shares	214,687
Vested | shares	(119,281)
Canceled | shares	(14,063)
Unvested - year end | shares	468,561
Weighted average grant date fair value
Unvested - beginning of year | $ / shares	$ 26.91
Granted | $ / shares	52.47
Vested | $ / shares	24.73
Canceled | $ / shares	28.38
Unvested - year end | $ / shares	$ 39.14